Investment Objectives and Goals - FINQ CORE U.S. Large Cap AI-Managed Equity ETF	Oct. 28, 2026
Prospectus [Line Items]
Risk/Return [Heading]	FINQ CORE U.S. Large Cap AI-Managed Equity ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The FINQ CORE U.S. Large Cap AI-Managed Equity ETF (the “Fund”) seeks long-term capital appreciation.